Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Percentage of bonds with highest yields excluded from calculation of yield curve for pension plan assumptions	10.00%
Percentage of bonds with lowest yields excluded from calculation of yield curve for pension plan assumptions	40.00%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets	6.75%	6.75%	7.00%
Defined Contribution Plan Employer Matching Contribution Percentage	4.00%
Defined Contribution Plan Employee benefit plan expense	$ 100	$ 100	$ 100
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets 2017	6.375%
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Fixed earnings credit given to all new participants in pension and postretirement plans	3.00%
Employer contribution	$ 250	200
Effect on year-end benefit obligation from one-half percent change in assumed discount rate, Decrease
Nonqualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Estimated 2017 employer contributions	27
Employer contribution	31	28
Effect on year-end benefit obligation from one-half percent change in assumed discount rate, Decrease
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contribution	37	$ 222
Effect on year-end benefit obligation from one percent change in assumed health care cost, Increase
Effect on year-end benefit obligation from one percent change in assumed health care cost, Decrease
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of the fair value of total Plan assets held	65%
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of the fair value of total Plan assets held	19%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Percentage of the fair value of total Plan assets held	5%
Employee Benefit Plans Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of the fair value of total Plan assets held	11%